Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans and Allowance for Credit Losses	Loans and Allowance for Credit Losses
Loans
Major classifications within the Company’s held for investment loan portfolio at December 31, 2023 and 2022 were as follows:

(in thousands)	2023	2022
Commercial, financial, and agricultural	$226,275	$244,549
Real estate construction − residential	58,347	32,095
Real estate construction − commercial	130,296	137,235
Real estate mortgage − residential	372,391	361,025
Real estate mortgage − commercial	731,024	722,729
Installment and other consumer	20,814	23,619
Total loans held for investment	$1,539,147	$1,521,252

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. Accrued interest on loans totaled $7.2 million and $6.4 million at December 31, 2023 and December 31, 2022, respectively, and is included in the accrued interest receivable on the Company's consolidated balance sheets. The total amount of accrued interest is excluded from the amortized cost basis of loans presented above. Further, the Company has elected not to measure an allowance for credit losses for accrued interest receivable. At December 31, 2023, $708.3 million of loans were pledged to the FHLB as collateral for borrowings and letters of credit.
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(in thousands)
Balance at December 31, 2022	$9,415
New loans	4,373
Amounts collected	(4,191)
Balance at December 31, 2023	$9,597
Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.
Allowance for Credit Losses
The allowance for credit losses is measured using a lifetime expected loss model that incorporates relevant information about past events, including historical credit loss experience on loans with similar risk characteristics, current conditions, and reasonable and supportable forecasts that affect the collectability of the remaining cash flows over the contractual term of the loans. The allowance for credit losses is measured on a collective (pool) basis. Loans are aggregated into pools based on similar risk characteristics including borrower type, collateral type and expected credit loss patterns. Loans that do not share similar risk characteristics, primarily large loans on non-accrual status, are evaluated on an individual basis. The allowance for credit losses is a valuation account that is deducted from loans amortized cost basis to present the net amount expected to be collected on the instrument. Expected recoveries are included in the allowance and do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Loans are charged off against the allowance for credit losses when management believes the balance has become uncollectible.
Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures
The Company maintains a separate allowance for credit losses for off-balance-sheet credit exposures, including unfunded loan commitments, unless the associated obligation is unconditionally cancellable by the Company. This allowance is included in other liabilities on the consolidated balance sheets with associated expense recognized as a component of the provision for credit losses on the consolidated statements of income. The liability for unfunded lending commitments utilizes the same model as the allowance for credit losses on loans, however, the liability for unfunded lending commitments incorporates an assumption for the portion of unfunded commitments that are expected to be funded.
Sensitivity in the Allowance for Credit Loss Model
The allowance for credit losses is an estimate that requires significant judgment including projections of the macroeconomic environment. The forecasted macroeconomic environment continuously changes, which can cause fluctuations in estimated expected losses.
On January 1, 2023, the Company's adoption of the CECL methodology resulted in an increase to the allowance for credit losses of $5.8 million and a liability for unfunded commitments totaling $1.3 million.
The following table illustrates the changes in the allowance for credit losses by portfolio segment:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Allowance for Credit Losses on Loans
Balance at, December 31, 2020	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113
Charge-offs	(194)	—	—	(22)	(43)	(229)	—	(488)
Recoveries	221	13	475	190	3	76	—	978
Provision for (release of) credit losses	(2,431)	(89)	(362)	(365)	1,348	145	54	(1,700)
Balance at, December 31, 2021	$2,717	$137	$588	$2,482	$10,662	$256	$61	$16,903
Charge-offs	(135)	—	—	—	(181)	(321)	—	(637)
Recoveries	56	—	22	45	11	88	—	222
Provision for (release of) credit losses	97	20	265	802	(2,492)	303	105	(900)
Balance at, December 31, 2022	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Adoption of ASU 2016-13 (1)	(649)	291	2,894	1,890	1,613	(80)	(166)	5,793
Balance at January 1, 2023	2,086	448	3,769	5,219	9,613	246	—	21,381
Charge-offs	(161)	—	—	(88)	(32)	(347)	—	(628)
Recoveries	192	—	22	23	4	85	—	326
Provision for (release of) credit losses	1,091	595	(518)	110	952	248	187	2,665
Balance at, December 31, 2023	$3,208	$1,043	$3,273	$5,264	$10,537	$232	$187	$23,744
Liability for Unfunded Commitments
Balance at, December 31, 2022	$—	$—	$—	$—	$—	$—	$—	$—
Adoption of ASU 2016-13 (1)	104	341	569	107	150	1	—	1,272
Balance at January 1, 2023	104	341	569	107	150	1	—	1,272
Provision for (release of) credit losses on unfunded commitments	93	(68)	(324)	(4)	(40)	—	18	(325)
Balance at, December 31, 2023	$197	$273	$245	$103	$110	$1	$18	$947
Total allowance for credit losses on loans and liability for unfunded commitments	$3,405	$1,316	$3,518	$5,367	$10,647	$233	$205	$24,691
(1) Beginning January 1, 2023, calculation is based on CECL methodology. Prior to January 1, 2023, calculation was based on probable incurred loss methodology.
Collateral-Dependent Loans
Collateral-dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. Under the CECL methodology, for collateral-dependent loans, the Company has adopted the practical expedient to measure the allowance on the fair value of collateral.
The allowance is calculated on an individual loan basis based on the shortfall between the fair value of the loan’s collateral, which is adjusted for liquidation costs/discounts, and the loan’s amortized cost. If the fair value of the collateral exceeds the loan’s amortized cost, no allowance is necessary. The Company’s policy is to obtain appraisals on any significant pieces of collateral. Higher discounts are applied in determining fair value for real estate collateral in industries that are undergoing significant stress, or for properties that are specialized use or have limited marketability.
The amortized cost of collateral-dependent loans by class as of December 31, 2023 was as follows:

	Collateral Type
(in thousands)	Real Estate	Other	Allowance Allocated
December 31, 2023
Commercial, financial, and agricultural	$—	$2,221	$1,300
Real estate construction − residential	432	—	164
Real estate mortgage − residential	$46	$—	$19
Real estate mortgage − commercial	2,369	—	—
Total	$2,847	$2,221	$1,483
Impaired Loans
The following impaired loans disclosures were superseded by ASU 2016-13.
The following table illustrates the allowance for loan losses and recorded investment by portfolio segment based on the impairment method:

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
December 31, 2022
Allowance for loan losses:
Individually evaluated for impairment	$36	$—	$11	$148	$62	$1	$—	$258
Collectively evaluated for impairment	2,699	157	864	3,181	7,938	325	166	15,330
Total	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Loans outstanding:
Individually evaluated for impairment	$295	$—	$87	$1,863	$18,110	$6	$—	$20,361
Collectively evaluated for impairment	244,254	32,095	137,148	359,162	704,619	23,613	—	1,500,891
Total	$244,549	$32,095	$137,235	$361,025	$722,729	$23,619	$—	$1,521,252

Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans individually evaluated for impairment totaled $20.4 million at December 31, 2022 and were comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings ("TDRs").
The net carrying value of impaired loans is based on the fair values of collateral obtained through independent appraisals, internal evaluations, or by discounting the total expected future cash flows. At December 31, 2022, $17.7 million of impaired loans were evaluated based on the fair value less estimated selling costs of the loans' collateral.
The categories of impaired loans at December 31, 2022 were as follows:

(in thousands)	2022
Non-accrual loans	$18,700
Performing TDRs	1,661
Total impaired loans	$20,361
The following tables provide additional information about impaired loans at December 31, 2022, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves	Average Recorded Investment
December 31, 2022
With no related allowance recorded:
Real estate mortgage − residential	$—	$—	$—	$1
Real estate mortgage − commercial	17,664	18,975	—	16,230
Total	$17,664	$18,975	$—	$16,231
With an allowance recorded:
Commercial, financial and agricultural	$295	$330	$36	$319
Real estate construction − commercial	87	127	11	93
Real estate mortgage − residential	1,863	2,080	148	2,189
Real estate mortgage − commercial	446	535	62	428
Installment and other consumer	6	6	1	90
Total	$2,697	$3,078	$258	$3,119
Total impaired loans	$20,361	$22,053	$258	$19,350
Credit Quality
The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment.
•Pass - loans that are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell in a timely manner, of any underlying collateral.
•Watch - loans that have one or more weaknesses identified that may result in the borrower being unable to meet repayment terms or when the Company’s credit position could deteriorate at some future date.
•Substandard - loans that are inadequately protected by the current net worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected.
•Non-accrual - loans that are delinquent for 90 days or more and the ultimate collectability of interest or principal is no longer probable. (The majority of the Company's non-accrual loans have a substandard risk grade)
•Doubtful - loans that have all the weaknesses inherent in loans classified as Substandard with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable on the basis of currently known facts, conditions, and values.
In the following tables, consumer loans are generally assigned a risk grade similar to the classifications described above; however, upon reaching 90 days and 120 days past due, they are generally downgraded to non-accrual status, in accordance with the Federal Financial Institutions Examination Counsel's Retail Credit Classification Policy.
The following table presents the recorded investment by risk categories at December 31, 2023:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(in thousands)	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2023
Commercial, Financial, & Agricultural
Pass	$40,103	$43,082	$32,812	$30,965	$4,774	$5,022	$55,379	$213	$212,350
Watch	1	2,505	32	586	3	282	2,502	—	5,911
Substandard	371	3,758	19	16	—	—	323	1,299	5,786
Non-accrual loans	159	96	317	—	7	—	1,649	—	2,228
Total	$40,634	$49,441	$33,180	$31,567	$4,784	$5,304	$59,853	$1,512	$226,275
Gross YTD charge-offs	—	1	—	—	—	160	—	—	161
Real Estate Construction - Residential
Pass	$39,847	$17,259	$634	$175	$—	$—	$—	$—	$57,915
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	432	—	—	—	—	—	—	—	432
Total	$40,279	$17,259	$634	$175	$—	$—	$—	$—	$58,347
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$49,041	$53,058	$24,371	$1,040	$31	$735	$187	$—	$128,463
Watch	934	17	—	—	—	—	103	—	1,054
Substandard	710	—	—	—	—	—	—	—	710
Non-accrual loans	—	—	—	—	—	69	—	—	69
Total	$50,685	$53,075	$24,371	$1,040	$31	$804	$290	$—	$130,296
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$65,472	$121,430	$62,998	$47,884	$7,242	$19,193	$44,574	$202	$368,995
Watch	179	251	411	293	71	1,310	23	—	2,538
Substandard	16	—	—	129	—	126	—	—	271
Non-accrual loans	—	23	93	135	—	246	90	—	587
Total	$65,667	$121,704	$63,502	$48,441	$7,313	$20,875	$44,687	$202	$372,391
Gross YTD charge-offs	—	—	—	75	—	—	13	—	88
Real Estate Mortgage - Commercial
Pass	$99,081	$208,699	$204,789	$84,363	$27,085	$39,941	$16,059	$659	$680,676
Watch	15,759	10,978	2,737	91	345	897	70	—	30,877
Substandard	—	215	15,944	—	45	289	—	—	16,493
Non-accrual loans	1,817	54	712	212	83	—	100	—	2,978
Total	$116,657	$219,946	$224,182	$84,666	$27,558	$41,127	$16,229	$659	$731,024
Gross YTD charge-offs	—	—	—	—	—	32	—	—	32
Installment and other Consumer
Pass	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	—	—	—	—	—	—	—	—	—
Total	$7,430	$6,497	$2,720	$1,287	$987	$1,803	$90	$—	$20,814
Gross YTD charge-offs	84	23	7	—	—	232	1	—	347
Total Portfolio
Pass	$300,974	$450,025	$328,324	$165,714	$40,119	$66,694	$116,289	$1,074	$1,469,213
Watch	16,873	13,751	3,180	970	419	2,489	2,698	—	40,380
Substandard	1,097	3,973	15,963	145	45	415	323	1,299	23,260
Non-accrual loans	2,408	173	1,122	347	90	315	1,839	—	6,294
Total	$321,352	$467,922	$348,589	$167,176	$40,673	$69,913	$121,149	$2,373	$1,539,147
Total Gross YTD charge-offs	$84	$24	$7	$75	$—	$424	$14	$—	$628
The following table presents the recorded investment by risk categories at December 31, 2022:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(in thousands)	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2022
Commercial, Financial, & Agricultural
Pass	$73,654	$40,681	$37,994	$6,479	$4,050	$2,718	$63,869	$504	$229,949
Watch	1,228	296	756	150	48	251	3,155	1,527	7,411
Substandard	5,014	58	24	—	152	—	1,820	—	7,068
Non-accrual loans	—	—	—	26	95	—	—	—	121
Total	$79,896	$41,035	$38,774	$6,655	$4,345	$2,969	$68,844	$2,031	$244,549
Gross YTD charge-offs	135	—	—	—	—	—	—	—	135
Real Estate Construction - Residential
Pass	$29,289	$1,248	$769	$449	$—	$—	$340	$—	$32,095
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	—	—	—	—	—	—	—	—	—
Total	$29,289	$1,248	$769	$449	$—	$—	$340	$—	$32,095
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	$60,318	$67,977	$2,249	$78	$676	$656	$1,831	$—	$133,785
Watch	2,239	321	—	—	—	14	103	—	2,677
Substandard	686	—	—	—	—	—	—	—	686
Non-accrual loans	—	—	—	—	—	87	—	—	87
Total	$63,243	$68,298	$2,249	$78	$676	$757	$1,934	$—	$137,235
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	$147,130	$68,380	$53,322	$8,013	$4,981	$25,590	$45,182	$523	$353,121
Watch	1,226	429	1,511	145	215	2,015	—	—	5,541
Substandard	—	136	820	—	10	712	—	—	1,678
Non-accrual loans	59	—	144	—	—	386	96	—	685
Total	$148,415	$68,945	$55,797	$8,158	$5,206	$28,703	$45,278	$523	$361,025
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Commercial
Pass	$248,529	$203,033	$99,989	$31,341	$21,354	$38,317	$10,868	$121	$653,552
Watch	14,049	14,029	16,863	842	897	811	149	401	48,041
Substandard	260	2,673	—	48	—	306	—	48	3,335
Non-accrual loans	4,621	13,180	—	—	—	—	—	—	17,801
Total	$267,459	$232,915	$116,852	$32,231	$22,251	$39,434	$11,017	$570	$722,729
Gross YTD charge-offs	101	—	—	—	—	80	—	—	181
Installment and other Consumer
Pass	$11,170	$5,183	$2,891	$2,016	$459	$88	$1,806	$—	$23,613
Watch	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—
Non-accrual loans	2	3	—	1	—	—	—	—	6
Total	$11,172	$5,186	$2,891	$2,017	$459	$88	$1,806	$—	$23,619
Gross YTD charge-offs	268	10	5	21	1	—	16	—	321
Total Portfolio
Pass	$570,090	$386,502	$197,214	$48,376	$31,520	$67,369	$123,896	$1,148	$1,426,115
Watch	18,742	15,075	19,130	1,137	1,160	3,091	3,407	1,928	63,670
Substandard	5,960	2,867	844	48	162	1,018	1,820	48	12,767
Non-accrual loans	4,682	13,183	144	27	95	473	96	—	18,700
Total	$599,474	$417,627	$217,332	$49,588	$32,937	$71,951	$129,219	$3,124	$1,521,252
Total Gross YTD charge-offs	$504	$10	$5	$21	$1	$80	$16	$—	$637
Delinquent and Non-Accrual Loans
The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The Company's policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable. In general, loans are placed on non-accrual status when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual status, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management's collection efforts and the value of the underlying collateral. Subsequent interest payments received on non-accrual loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.
The following tables present the recorded investment in non-accrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2023 and 2022.

(in thousands)	Non-accrual with no Allowance	Non-accrual with Allowance	Total Non-accrual (1)	90 Days Past Due And Still Accruing	Total Non-performing Loans
December 31, 2023
Commercial, Financial, and Agricultural	$—	$2,228	$2,228	$—	$2,228
Real estate construction − residential	—	432	432	—	432
Real estate construction − commercial	—	69	69	—	69
Real estate mortgage − residential	—	587	587	115	702
Real estate mortgage − commercial	2,368	610	2,978	—	2,978
Installment and Other Consumer	—	—	—	4	4
Total	$2,368	$3,926	$6,294	$119	$6,413
December 31, 2022
Commercial, Financial, and Agricultural	$—	$121	$121	$—	$121
Real estate construction − commercial	—	87	87	—	87
Real estate mortgage − residential	—	685	685	—	685
Real estate mortgage − commercial	17,664	137	17,801	—	17,801
Installment and Other Consumer	—	6	6	1	7
Total	$17,664	$1,036	$18,700	$1	$18,701
(1) Includes $0.2 million and $0.3 million of restructured loans at December 31, 2023 and 2022, respectively.
No material amount of interest income was recognized on non-accrual loans during the year ended December 31, 2023.
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2023 and 2022.

(in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2023
Commercial, Financial, and Agricultural	$223,845	$202	$—	$2,228	$226,275
Real estate construction − residential	57,568	347	—	432	58,347
Real estate construction − commercial	130,227	—	—	69	130,296
Real estate mortgage − residential	368,956	2,733	115	587	372,391
Real estate mortgage − commercial	728,029	17	—	2,978	731,024
Installment and Other Consumer	20,607	203	4	—	20,814
Total	$1,529,232	$3,502	$119	$6,294	$1,539,147
December 31, 2022
Commercial, Financial, and Agricultural	$244,392	$36	$—	$121	$244,549
Real estate construction − residential	32,095	—	—	—	32,095
Real estate construction − commercial	137,148	—	—	87	137,235
Real estate mortgage − residential	359,672	668	—	685	361,025
Real estate mortgage − commercial	704,925	3	—	17,801	722,729
Installment and Other Consumer	23,506	106	1	6	23,619
Total	$1,501,738	$813	$1	$18,700	$1,521,252
Loan Modifications for Borrowers Experiencing Financial Difficulty Subsequent to the Adoption of ASU 2022-02
In the normal course of business, the Company may execute loan modifications with borrowers. These modifications are analyzed to determine whether the modification is considered concessionary, long-term and made to a borrower experiencing financial difficulty. The Company’s modifications generally include interest rate adjustments, principal reductions, and amortization and maturity date extensions. If a loan modification is determined to be made to a borrower experiencing financial difficulty, the loan is considered collateral-dependent and evaluated as part of the allowance for credit losses as described above in the Allowance for Credit Losses section of this note.

For the year ended December 31, 2023, the Company did not modify any loans made to borrowers experiencing financial difficulty. The Company monitors loan payments on an on-going basis to determine if a loan is considered to have a payment default. Determination of payment default involves analyzing the economic conditions that exist for each customer and their ability to generate positive cash flows during the loan term.
The following table presents information regarding modifications to borrowers experiencing financial difficulty as of December 31, 2023:

	December 31, 2023
(Dollars in thousands)	Number of contracts	Recorded Investment	% to Total Loans
Commercial, financial and agricultural	2	$160	0.01%
Real estate mortgage − residential	6	980	0.06%
Real estate mortgage − commercial	2	270	0.02%
Total	10	$1,410	0.09%
Troubled Debt Restructurings (TDRs) Prior to Adoption of ASU 2022-02
Prior to the adoption of ASU 2022-02, the Company accounted for a modification to the contractual terms of a loan that resulted in granting a concession to a borrower experiencing financial difficulties as a TDR. See “Note 1 Summary of Significant Accounting Policies” in the Company's Annual Report on Form 10-K for the year ended December 31, 2022 for more information on our TDR policy, and “Note 1, Summary of Significant Accounting Policies” in this report for more information on the adoption of ASU 2022-02.
At December 31, 2022, loans classified as TDRs totaled $1.9 million, of which $0.3 million were classified as non-performing TDRs and $1.7 million were classified as performing TDRs. Both performing and non-performing TDRs are considered impaired loans. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $136,000 related to TDRs were allocated to the allowance for loan losses at December 31, 2022.
For the year ended December 31, 2022, the Company had two new loans meeting the TDR criteria and there were no TDRs for which there was a payment default within the 12 months following the restructure date.
Loans Held For Sale
The Company designates certain long-term fixed rate personal real estate loans as held for sale. These loans are initially measured at fair value under the fair value option election with subsequent changes in fair value recognized in mortgage banking income. The loans are primarily sold to Freddie Mac, Fannie Mae, PennyMac, and various other secondary market investors. At December 31, 2023, the carrying amount of these loans was $3.9 million compared to $0.6 million at December 31, 2022.